SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of segment information

	For the year ended December 31, 2019
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,193,665	1,618,590	5,812,255
Cost of revenues	3,296,696	1,047,816	4,344,512
Gross Profit	896,969	570,774	1,467,743

	For the year ended December 31, 2020
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,438,081	1,995,282	6,433,363
Cost of revenues	3,706,495	1,394,203	5,100,698
Gross Profit	731,586	601,079	1,332,665

	For the year ended December 31, 2021
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	3,340,857	2,909,252	6,250,109
Cost of revenues	2,754,086	2,190,381	4,944,467
Gross Profit	586,771	718,871	1,305,642